Prepayments and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2024
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Receivables	Prepayments and other receivables consist of the following:
	2024	2023
	US$	US$
Prepaid insurance	34,790	62,052
Receivable from Bsset Technology Limited	20,000	100,013
Others	32,659	65,679
Total	87,449	227,744
Allowance for expected credit loss	(2,076)	(2,076)
Prepayments and other receivables after allowance for expected credit loss	85,373	225,668

Schedule of Movements of Allowance for Expected Credit Losses	Movements of allowance for expected credit loss as followings:
	2024	2023
	US$	US$
As of April 1	2,076	67,774
Additions	—	2,076
Disposal of subsidiaries	—	(67,774)
As of March 31	2,076	2,076